Accounts Receivable Purchasing Facility - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2012	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Accounts Notes And Loans Receivable [Line Items]
Receivables purchasing agreement description		All purchases of Eligible Receivables are at a discount equal to a 2-month LIBOR plus 2.75% annual discount margin, calculated on a daily basis for the number of days between the payment of the purchase price by Wells Fargo to the Sellers and the actual collection of the Eligible Receivables by Wells Fargo from the account debtor. Purchases are also subject to a 95% advance rate with the 5% being reimbursed to the Sellers upon collection by Wells Fargo from the account debtor.
Receivables purchasing agreement termination notice period	30 days
Receivables purchase agreement termination date		Jun. 30, 2017
Receivables Purchasing Agreement
Accounts Notes And Loans Receivable [Line Items]
Receivable purchase advance percentage	95.00%
Receivable purchase reimbursement percentage	5.00%
Sale of accounts receivable		$ 166,200,000	$ 639,800,000
Outstanding balance of receivables sold and not yet collected		0	28,500,000
Interest expense		$ 700,000	$ 1,800,000	$ 1,900,000
2-Month LIBOR | Receivables Purchasing Agreement
Accounts Notes And Loans Receivable [Line Items]
Annual discount margin percentage	2.75%
Maximum | Receivables Purchasing Agreement
Accounts Notes And Loans Receivable [Line Items]
Aggregate outstanding balance of purchased receivable	$ 50,000,000